Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities
Amortized cost	2,892	3,327
Gross unrealized gains, Securities	99	171
Gross unrealized losses, Securities	4	0
Fair value	2,987	3,498
Debt securities
Available-for-sale securities
Amortized cost	2,809	3,246
Gross unrealized gains, Debt securities	81	157
Gross unrealized losses, Debt securities	4	0
Fair value	2,886	3,403
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	389	452
Gross unrealized gains, Debt securities	15	31
Gross unrealized losses, Debt securities	2	0
Fair value	402	483
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,350	1,523
Gross unrealized gains, Debt securities	39	82
Gross unrealized losses, Debt securities	1	0
Fair value	1,388	1,605
Corporate debt securities
Available-for-sale securities
Amortized cost	590	823
Gross unrealized gains, Debt securities	16	22
Gross unrealized losses, Debt securities	0	0
Fair value	606	845
Collateralized debt obligations
Available-for-sale securities
Amortized cost	480	448
Gross unrealized gains, Debt securities	11	22
Gross unrealized losses, Debt securities	1	0
Fair value	490	470
Equity securities
Available-for-sale securities
Amortized cost	83	81
Gross unrealized gains, Equity securities	18	14
Gross unrealized losses, Equity securities	0	0
Fair value	101	95
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	74	73
Gross unrealized gains, Equity securities	18	14
Gross unrealized losses, Equity securities	0	0
Fair value	92	87
Industry and all other
Available-for-sale securities
Amortized cost	9	8
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value	9	8
Bank
Available-for-sale securities
Amortized cost	1,581	1,857
Gross unrealized gains, Securities	47	82
Gross unrealized losses, Securities	1	0
Fair value	1,627	1,939
Bank | Debt securities
Available-for-sale securities
Amortized cost	1,498	1,776
Gross unrealized gains, Debt securities	29	68
Gross unrealized losses, Debt securities	1	0
Fair value	1,526	1,844
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,136	1,288
Gross unrealized gains, Debt securities	29	67
Gross unrealized losses, Debt securities	1	0
Fair value	1,164	1,355
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost	262	465
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	262	465
Bank | Collateralized debt obligations
Available-for-sale securities
Amortized cost	100	23
Gross unrealized gains, Debt securities	0	1
Gross unrealized losses, Debt securities	0	0
Fair value	100	24
Bank | Equity securities
Available-for-sale securities
Amortized cost	83	81
Gross unrealized gains, Equity securities	18	14
Gross unrealized losses, Equity securities	0	0
Fair value	101	95
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	74	73
Gross unrealized gains, Equity securities	18	14
Gross unrealized losses, Equity securities	0	0
Fair value	92	87
Bank | Industry and all other
Available-for-sale securities
Amortized cost	9	8
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value	9	8